4 Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of cash flows not discounted and may not be reconciled

These amounts are calculated based on cash flows not discounted and may not be reconciled with the amounts disclosed in the statement of financial position.

	Maturity
	Until	Between one and	Between two and	More than
	one year	two years	five years	five years	Total

Trade payables	9,978,595	7,233	-	-	9,985,828
Borrowings	1,439,079	4,365,497	7,953,182	71,000,361	84,758,119
Debentures	56,988	125,320	97,057	-	279,365
Braskem Idesa borrowings	1,194,805	2,340,108	2,911,775	10,212,681	16,659,369
Derivatives	1,314,675	223,813	354,483	-	1,892,971
Loan to non-controlling shareholder of Braskem Idesa	-	-	-	4,747,673	4,747,673
Leniency agreement (Note 25)	399,039	313,562	852,766	-	1,565,367
Lease	870,587	641,313	898,124	1,070,768	3,480,792
At December 31, 2020	15,253,768	8,016,846	13,067,387	87,031,483	123,369,484

Schedule of financial liabilities by maturity

These amounts are gross and undiscounted and include contractual interest payments, therefore may not be reconciled with the statement of financial position.

	Maturity
	Until	Between one and	Between two and	More than
	one year	two years	five years	five years	Total

Trade payables	9,978,595	7,233	-	-	9,985,828
Borrowings	1,439,079	4,365,497	7,953,182	71,000,361	84,758,119
Debentures	56,988	125,320	97,057	-	279,365
Braskem Idesa borrowings	8,064,401	-	-	7,785,795	15,850,196
Derivatives	1,314,675	223,813	354,483	-	1,892,971
Loan to non-controlling shareholder of Braskem Idesa	-	-	-	4,747,673	4,747,673
Leniency agreement (Note 25)	399,039	313,562	852,766	-	1,565,367
Lease	870,587	641,313	898,124	1,070,768	3,480,792
At December 31, 2020	22,123,364	5,676,738	10,155,612	84,604,597	122,560,311